Note 31 - Fee and Commission Expense (Details) - ARS ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Fee and Commission Expense Abstract
Commission For Credit and Debit Cards	$ (3,433,679,000)	$ (2,778,335,000)
Commission Expense Linked to Transactions With Securities	(1,863,000)	(1,738,000)
Commission Expense for Foreign Trade Transactions	(156,826,000)	(142,815,000)
Commission Expense for Promotions	(1,300,964,000)	(975,732,000)
Other Commission Expenses	(608,173,000)	(983,754,000)
Total Fee and Commission Expense	$ (5,501,505,000)	$ (4,882,374,000)